Risk Management and Financial Instruments - Schedule of Position Balance in Commodities and Corn Contracts (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Live Stock [Member]
OPERATING
Net Exposure	$ (10,156)	$ (3,394)
Grains and others [Member]
OPERATING
Net Exposure	3,212,535	55,856
Firm contracts [Member] | Live Stock [Member]
OPERATING
Net Exposure	28,006	31,200
Operating Subtotal [Member] | Live Stock [Member]
OPERATING
Net Exposure	28,006	31,200
Operating Subtotal [Member] | Grains and others [Member]
OPERATING
Net Exposure	13,114	5,403
Future B3 [Member] | Live Stock [Member]
OPERATING
Net Exposure	(2,410)	7,348
Future B3 [Member] | Grains and others [Member]
OPERATING
Net Exposure	26,531	17,515
Future CME [Member] | Live Stock [Member]
OPERATING
Net Exposure	(35,752)	(41,942)
Future CME [Member] | Grains and others [Member]
OPERATING
Net Exposure	150	155
Derivatives subtotal [Member] | Live Stock [Member]
OPERATING
Net Exposure	(38,162)	(34,594)
Derivatives subtotal [Member] | Grains and others [Member]
OPERATING
Net Exposure	3,199,421	50,453
Purchase orders [Member] | Grains and others [Member]
OPERATING
Net Exposure	13,114	5,403
Deliverable Forwards [Member] | Grains and others [Member]
OPERATING
Net Exposure	22,740	32,783
Non Deliverable Forwards [Member] | Grains and others [Member]
OPERATING
Net Exposure	$ 3,150,000